Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Balances for the Operating Leases

The balances for the operating leases where the Company is the lessee are presented as follows:

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)
Operating lease right-of-use assets	$2,046	$6,383
Lease liabilities – current	$(1,084)	$(2,250)
Lease liabilities – non-current	(1,293)	(4,804)
Total operating lease liabilities	$(2,377)	$(7,054)

The components of operating lease expense are as follows:

	For the six months ended June 30,
	2025	2024
	(Unaudited)
Operating lease expense	$732	$1,384
Short-term lease expense	15	157
Lease termination expense	55	37
Total lease expense	$802	$1,578

Other information related to operating leases where the Company is the lessee is as follows:

As of June 30, 2025
Weighted-average remaining lease term (in years)	2.25
Weighted-average discount rate	4.39%

Schedule of Future Minimum Payments Operating Lease

The following is a schedule of future minimum payments under the Company’s operating leases as of June 30, 2025:

For the years ended December 31,	Amount
Remainder of 2025	$1,171
2026	1,328
Total lease payments	2,499
Less: imputed interest	(122)
Total operating lease liabilities, net of interest	$2,377